Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Schedule of Financial Statement Information by Operating Segment

Financial statement information by operating segment for the years ended December 31, 2024 is presented below:

	Year Ended December 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$4,302,417	$4,076,291	$8,378,708
Operating (loss) income	(2,433,902)	(5,871,492)	(248,673)	(8,554,067)
Interest expense	430,462	726,193	6,523	1,163,178
Depreciation and amortization	-	240,378	554,460	794,838
Total assets as of December 31, 2024	$16,265	$231,631	$5,538,875	$5,786,771
	Year Ended December 31, 2023
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating (loss) income	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	255,263	589,194	844,457
Total assets as of December 31, 2023	$14,929	$3,366,938	$7,449,887	$10,831,754

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Geographic information as of and for the year ended December 31, 2024 is presented below:

	Revenues For The Year Ended December 31, 2024	Long-lived Assets as of December 31, 2024
United States	8,378,708	4,523,026
Consolidated total	$8,378,708	$4,523,026
	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023
United States	6,906,160	8,087,043
Consolidated total	$6,906,160	$8,087,043